Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 6,471	$ 3,271
Financial investments	2,726	4,263
Trade and other receivables	4,627	3,566
Inventories	8,210	6,710
Income taxes	658	411
Other taxes recoverable	1,368	1,555
Prepayments	468	361
Others	895	1,189
Current assets other than assets classified as held for sale	25,423	21,326
Assets classified as held for sale	25	510
Current assets	25,448	21,836
Trade and other receivables	851	1,256
Financial investments	3	582
Judicial deposits	14,814	11,748
Income taxes	365	319
Deferred income taxes	1,015	922
Other taxes recoverable	4,177	3,282
Prepayments	4,238	2,255
Others	313	246
Long-term receivables	25,776	20,610
Investments	550	659
Property, plant and equipment - PP&E	168,040	136,285
Intangible assets	2,523	2,255
Non-current assets	196,889	159,809
Total assets	222,337	181,645
Liabilities
Trade payables	7,442	6,082
Finance debt	2,186	2,566
Lease liability	10,037	8,542
Income taxes	1,292	1,400
Production taxes and other taxes payable	3,810	3,284
Dividends payable	2,095	2,657
Provision for decommissioning costs	2,950	1,696
Employee benefits	3,805	2,315
Others	2,331	2,205
Current liabilities other than Liabilities on assets classified as held for sale	35,948	30,747
Liabilities related to assets classified as held for sale	103	713
Current liabilities	36,051	31,460
Finance debt	24,255	20,596
Lease liability	33,315	28,607
Income taxes	576	530
Deferred income taxes	6,354	1,470
Employee benefits	15,367	10,672
Provisions for legal proceedings	3,250	2,833
Provision for decommissioning costs	25,563	24,507
Others	1,715	1,620
Non-current liabilities	110,395	90,835
Current and non-current liabilities	146,446	122,295
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	1,145	29
Profit reserves	72,600	61,446
Accumulated other comprehensive deficit	(105,281)	(109,470)
Attributable to the shareholders of Petrobras	75,565	59,106
Non-controlling interests	326	244
Equity	75,891	59,350
Total liabilities and equity	$ 222,337	$ 181,645